Expected credit loss measurement - Credit loss (expense) / release (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ (29)	$ 148	$ (694)
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	29	(88)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(39)	86	(257)
Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(1)	(2)
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	12	34	(305)
Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(3)	0	(42)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(29)	123	(266)
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	5	28	(48)
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(27)	62	(129)
Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(6)	34	(88)
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	0	0
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	25	(429)
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(5)	1	(40)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(12)	24	(128)
Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(1)	(2)
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	18	0	(217)
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(2)	0	(42)
UBS AG
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(29)	148	(695)
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	29	(88)
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(39)	86	(257)
UBS AG | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(1)	(2)
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	12	34	(305)
UBS AG | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(3)	0	(42)
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(29)	123	(266)
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	5	28	(48)
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(27)	62	(129)
UBS AG | Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(6)	34	(88)
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	25	(429)
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(5)	1	(40)
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(12)	24	(128)
UBS AG | Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(1)	(2)
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	18	0	(217)
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ (2)	$ 0	$ (42)